Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended	106 Months Ended
	Nov. 16, 2016	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000168965
Account Value [Line Items]
Line Graph and Table Measure Name			Princeton Premium Fund
Accumulated Value	$ 9,425	$ 10,160		$ 10,193	$ 10,417	$ 10,432	$ 12,241	$ 12,475	$ 13,347	$ 13,837	$ 14,597
C000168967
Account Value [Line Items]
Line Graph and Table Measure Name			Princeton Premium Fund
Accumulated Value	100,000	108,000		108,649	111,342	111,709	131,416	134,447	144,054	149,856	158,428
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,778		13,887	14,478	16,671	21,673	18,320	22,280	30,379	35,725
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 100,000	$ 117,776		$ 138,871	$ 144,778	$ 166,710	$ 216,732	$ 183,199	$ 222,802	$ 303,793	$ 357,254